BALANCE SHEETS - Parenthetical - shares	Dec. 31, 2025	Dec. 31, 2024
Details {1}
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	2,780,707	2,780,707
Common Stock, Shares, Outstanding	1,255,640	1,255,640
Treasury Stock, Shares	1,525,067	1,525,067